RULE 497(E)
                                                              FILE NOS. 2-80886
                                                                  AND 811-03626


                               CITIZENS FUNDS(R)
                          Citizens Core Growth FundSM
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth FundSM
                             Citizens Value FundSM
                         Citizens Global Equity Fund(R)
                      Citizens International Growth FundSM
                            Citizens Income Fund(R)
                          Citizens Money Market Fund(R)

                   PROSPECTUS SUPPLEMENT DATED JULY 31, 2002
                      TO PROSPECTUS DATED NOVEMBER 1, 2001


The first sentence of the third paragraph of the section of the prospectus entitled "About the Funds -- Citizens Small Cap Core Growth Fund -- The Fund's Goal and Main Strategies -- Main Strategies" is deleted and replaced with the following information:

     Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that, when purchased, are within the range of the S&P SmallCap 600 Index, as measured by market capitalization.

The third paragraph of the section of the prospectus entitled "About the Funds -- Citizens Global Equity Fund -- The Fund's Goal and Main Strategies -- Main Strategies" is revised to include the following information:

     Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

                                                                    RULE 497(E)
                                                              FILE NOS. 2-80886
                                                                  AND 811-03626


                               CITIZENS FUNDS(R)
                          Citizens Core Growth FundSM
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth FundSM
                             Citizens Value FundSM
                         Citizens Global Equity Fund(R)
                      Citizens International Growth FundSM
                            Citizens Income Fund(R)
                          Citizens Money Market Fund(R)

                         SUPPLEMENT DATED JULY 31, 2002
         TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2001

The section of the Statement of Additional Information entitled "Investment Strategies, Risks and Fundamental and Non-Fundamental Policies -- Fundamental and Non-Fundamental Policies" is revised to include the following information:

     As a non-fundamental policy, the Citizens Small Cap Core Growth Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies that, when purchased, are within the range of the S&P SmallCap 600 Index, as measured by market capitalization. The Fund has adopted a policy requiring it to give at least 60 days' notice to shareholders before changing this investment policy.

     As a non-fundamental policy, the Citizens Global Equity Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund has adopted a policy requiring it to give at least 60 days' notice to shareholders before changing this investment policy.

Effective July 2, 2002, John L. Shields no longer serves as President and Trustee of Citizens Funds or President and Chief Executive Officer of Citizens Advisers, Inc.